Average Annual Total Returns{- Fidelity Freedom Index 2010 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2010 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	Premier Class Return Before Taxes Past 1 year	Premier Class Return Before Taxes Past 5 years	Premier Class Return Before Taxes Since Inception		Premier Class Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1901 Past 1 year	F1901 Past 5 years	F1901 Since Inception
Total	5.14%	7.52%	6.14%	[1]	Jun. 24, 2015	4.00%	5.80%	4.65%	[1]	Jun. 24, 2015	3.45%	5.47%	4.42%	[1]	Jun. 24, 2015	5.17%		9.54%	[1]	Jun. 24, 2020	(1.54%)	3.57%	3.26%	[1]	5.40%	7.64%	6.25%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class and the Indices; and June 24, 2020 for Premier Class.